Fair Value - Schedule of Unobservable Inputs and Valuation of Contingent Consideration (Detail) - Level 3 $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 27, 2020 USD ($) USD_per_Dozen Dozen	Dec. 29, 2019 USD ($) USD_per_Dozen Dozen	Dec. 30, 2018 USD ($) USD_per_Dozen Dozen
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Dozens of eggs supplied | Dozen	2,546,982	10,367,830	16,151,149
Royalty rate per dozen eggs | USD_per_Dozen	0.07	0.07	0.07
Estimated royalty income | $	$ 178	$ 726	$ 1,131
Discount interval (in years)	1 year 7 months 6 days	4 years	5 years